Pensions and Other Postretirement Benefits (Components of Net Periodic Benefit Cost Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Total Other components of net periodic benefit cost (income)	$ (454)	$ (479)	$ (498)
Pension Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost	91	83	157
Interest cost	669	703	468
Settlement loss	0	0	1
Expected return on plan assets	(1,182)	(1,186)	(1,132)
Amortization of prior service cost (credit)	0	0	0
Amortization of net actuarial loss (gain)	62	7	166
Total Other components of net periodic benefit cost (income)	(451)	(476)	(497)
Net periodic benefit cost (income)	(360)	(393)	(340)
Other postretirement benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost	1	1	2
Interest cost	7	7	5
Settlement loss	0	0	0
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	(4)	(3)	(2)
Amortization of net actuarial loss (gain)	(6)	(7)	(4)
Total Other components of net periodic benefit cost (income)	(3)	(3)	(1)
Net periodic benefit cost (income)	$ (2)	$ (2)	$ 1